Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

On July 3, 2018, the holder of the July Note converted $21,313 of the outstanding balance of the July Note.  The Company issued 2,750,000 shares of its common stock upon the conversion of the July Note.

On July 6, 2018, the holder of the April Note converted $9,500 of the outstanding balance of the April Note.  The Company issued 1,000,000 shares of its common stock upon the conversion of the September Note.

On July 6, 2018, the holder of the September Note #1 converted $17,095 of the outstanding balance of the September Note #1.  The Company issued 2,205,759 shares of its common stock upon the conversion of the September Note #1

On July 11, 2018, the holder of the April Note converted $10,260 of the outstanding balance of the April Note.  The Company issued 1,900,000 shares of its common stock upon the conversion of the April.

On July 16, 2018, the holder of the September Note #2 converted $4,495 of the outstanding balance of the September Note #2.  The Company issued 3,800,000 shares of its common stock upon the conversion of the September Note #2.

On July 16, 2018, the holder of the October Note converted $10,000 of the outstanding balance and $352 of accrued interest of the October Note.  The Company issued 2,650,973 shares of its common stock upon the conversion of the October Note.

On July 20, 2018, the holder of the July Note converted $12,250 of the outstanding balance of the July Note.  The Company issued 3,500,000 shares of its common stock upon the conversion of the July Note.

On July 20, 2018, the holder of the September Note #1 converted $14,241 of the outstanding balance of the July Note.  The Company issued 4,068,841 shares of its common stock upon the conversion of the September Note #1.

On July 23, 2018, the holder of the October Note converted $13,000 of the outstanding balance and $479 of accrued interest of the October Note.  The Company issued 3,501,049 shares of its common stock upon the conversion of the October Note.

On August 1, 2018, the holder of the July Note converted $10,500 of the outstanding balance of the July Note.  The Company issued 3,500,000 shares of its common stock upon the conversion of the July Note.

On August 9, 2018, the holder of the 2018 Note #1 converted $7,990 of the outstanding balance of the 2018 Note #1.  The Company issued 2,755,172 shares of its common stock upon the conversion of the 2018 Note #1.  On the same date, the holder of the 2018 Note #1 converted $9,170 of the outstanding balance of the 2018 Note #1.  The Company issued 3,162,069 shares of its common stock upon the conversion of the 2018 Note #1.

On August 10, 2018, the holder of the 2018 Note #1 converted $8,960 of the outstanding balance of the 2018 Note #1.  The Company issued 3,089,655 shares of its common stock upon the conversion of the 2018 Note #1.

On August 13, 2018, the holder of the 2018 Note #1converted $9,530 of the outstanding balance of the 2018 Note #1.  The Company issued 3,286,207 shares of its common stock upon the conversion of the 2018 Note #1.